Off-balance-sheet exposures (Tables)	6 Months Ended
Jun. 30, 2025
Off-Balance-Sheet Exposures
Schedule of contingent commitments

	EUR million
	30-06-2025	31-12-2024
Loan commitments granted	302,446	302,861
Of which impaired	420	511
Financial guarantees granted	18,251	16,901
Of which impaired	478	217
Bank sureties	18,223	16,887
Credit derivatives sold	28	14
Other commitments granted	143,921	134,493
Of which impaired	616	793
Other granted guarantees	55,456	61,551
Other	88,465	72,942